BLACKROCK EMERGING MARKETS FUND, INC.

(the “Fund” or “Emerging Markets Fund”)

Supplement dated April 6, 2017 to the

Statement of Additional Information (“SAI”) of the Fund, dated February 28, 2017

Effective March 29, 2017, the following changes are made to the Fund’s SAI:

The first sentence of the third paragraph of the section entitled “Investment Objectives and Policies — Emerging Markets Fund” is deleted in its entirety and replaced with the following:

BlackRock Advisors LLC (“BlackRock” or the “Manager”) and the Fund’s sub-advisers, BlackRock International Limited and BlackRock Asset Management North Asia Limited, believe that investment opportunities may result from an evolving long term international trend favoring more market oriented economies, a trend that may especially benefit certain countries that have developing capital markets.

The seventh paragraph of the section entitled “Management, Advisory and Other Service Arrangements” is deleted in its entirety and replaced with the following:

BlackRock entered into sub-advisory agreements with BlackRock International Limited (“BIL”) and BlackRock Asset Management North Asia Limited (“BAMNAL”) with respect to Emerging Markets Fund and a sub-advisory agreement with BIL with respect to International Fund and Latin America Fund pursuant to which BlackRock pays BIL or BAMNAL, as applicable, for providing services with respect to each Fund a monthly fee at an annual rate equal to a percentage of the management fee paid to BlackRock under the respective Management Agreement. Prior to July 1, 2014, BlackRock Investment Management, LLC (“BIM”) also served as a sub-adviser with respect to each of Emerging Markets Fund and Latin America Fund and received for its services a fee from BlackRock equal to a percentage of the management fee paid to BlackRock under the respective Management Agreement. BIM, BIL and BAMNAL are referred to herein as the Sub-Advisers. The Sub-Advisers are responsible for the day-to-day management of each Fund.

As of the date of this SAI, BlackRock has not made any payments to BAMNAL for sub-advisory services with respect to Emerging Markets Fund.

The second paragraph of the section entitled “Management, Advisory and Other Service Arrangements — Information Regarding the Portfolio Managers” is deleted in its entirety and replaced with the following:

Andrew Swan and Gordon Fraser are the portfolio managers of Emerging Markets Fund and are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio.

The table in the sub-section entitled “Management, Advisory and Other Service Arrangements — Information Regarding the Portfolio Managers — Other Funds and Accounts Managed — Emerging Markets Fund” is deleted in its entirety and replaced with the following:

	Number of Other Accounts Managed and Assets by Account Type			Number of Other Accounts and Assets for Which Advisory Fee is Performance-Based
Name of Portfolio Manager	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Andrew Swan*	1	16	13	0	0	1
	$226.9 Million	$8.34 Billion	$3.72 Billion	$0	$0	$193.7 Million
Gordon Fraser*	1	4	7	0	0	0
	$7.17 Billion	$408.5 Million	$132.0 Million	$0	$0	$0

* Information provided for Messrs. Swan and Fraser is as of February 28, 2017.

The first paragraph of the sub-section entitled “Management, Advisory and Other Service Arrangements — Information Regarding the Portfolio Managers — Portfolio Manager Compensation Overview” is amended to add the following:

Information for Messrs. Swan and Fraser is as of February 28, 2017.

The information relating to Emerging Markets Fund in the table in the sub-section entitled “Management, Advisory and Other Service Arrangements — Information Regarding the Portfolio Managers — Portfolio Manager Compensation Overview — Discretionary Incentive Compensation” is deleted in its entirety and replaced with the following:

Portfolio Manager(s)	Funds Managed	Applicable Benchmarks
Andrew Swan	Emerging Markets Fund	MSCI All Country Asia ex Japan in USD – NET, MSCI Golden Dragon Ex Financials 100% JPY Hedged Index, MSCI EM China 10/40 Net TR Index, MSCI All Country Asia Pacific Ex Japan Index, Net Dividends, FTSE JAPAN INDEX – GBP, FTSE World Asia Pacific Ex Japan, in GBP, FTSE India All Cap Index Customized in USD, MSCI All Country World Far East Ex Japan in EUR, Russell Emerging Asia NET USD Index, MSCI All Country Asia ex Japan in SGD – NET, MSCI Asia Pacific ex Japan ex Taiwan Gross TR Index, Russell Asia ex Japan Index - NET USD, MSCI AC ASIA ex JAPAN ex TAIWAN - Gross USD, MSCI All Country Asia Ex Japan in AUD Net Return, MSCI Developed - Japan Index - Net Returns in JPY, MSCI India Gross Returns in JPY, FTSE India All Cap Index Customized, MSCI India Gross TR - in USD, MSCI Emerging – India, Morningstar Asia ex Japan Equity Classification, Morningstar ASEAN Equity Classification, Morningstar China Equity Classification, Morningstar Diversified Pacific/Asia Classification, Investment Association Asia Pacific Excluding Japan Classification and Morningstar India Equity Classification

Portfolio Manager(s)	Funds Managed	Applicable Benchmarks
Gordon Fraser	Emerging Markets Fund	MSCI Frontier Markets Index, Net Return, 90% MSCI Frontier Markets ex Kuwait NET Index/10% MSCI Emerging - India (USD), 50% MSCI Emerging Markets Index (Net)/50% LIBOR 3 Month +400 bps Index, MSCI EM Europe 10/40 Index (NET) USD, MSCI Frontier Markets Index Net Return In GBP, Morningstar Diversified Emerging Markets Classification, Morningstar Global Emerging Markets Equity Classification and Morningstar Emerging Europe Equity Classification

The last sentence of the sub-section entitled “Management, Advisory and Other Service Arrangements — Information Regarding the Portfolio Managers — Portfolio Manager Compensation Overview — Distribution of Discretionary Incentive Compensation — Deferred Compensation Program” is deleted in its entirety and replaced with the following:

Mr. Landers is eligible to participate in the deferred compensation program.

The last sentence of the first paragraph of the sub-section entitled “Management, Advisory and Other Service Arrangements — Information Regarding the Portfolio Managers — Portfolio Manager Compensation Overview — Other Compensation Benefits — Incentive Savings Plans” is deleted in its entirety and replaced with the following:

Mr. Landers is eligible to participate in these plans.

The last sentence of the second paragraph of the sub-section entitled “Management, Advisory and Other Service Arrangements — Information Regarding the Portfolio Managers — Portfolio Manager Compensation Overview — Other Compensation Benefits — Incentive Savings Plans” is deleted in its entirety and replaced with the following:

Messrs. Bristow, Williams and Fraser are eligible to participate in these plans.

The following paragraph is added under the second paragraph of the sub-section entitled “Management, Advisory and Other Service Arrangements — Information Regarding the Portfolio Managers — Portfolio Manager Compensation Overview — Other Compensation Benefits — Incentive Savings Plans” as follows:

Hong Kong-based portfolio managers are also eligible to participate in broad-based plans offered generally to BlackRock employees, including broad-based retirement, health and other employee benefit plans. For example, BlackRock Inc. has created a variety of incentive savings plans in which employees are eligible to participate, including the Hong Kong Employee Retirement Plan (ERP) that includes the Mandatory Provident Fund (MPF) plan and the BlackRock Employee Stock Purchase Plan (ESPP). BlackRock contributes 5% to the ERP and will match 2~5% employee’s monthly voluntary contribution. BlackRock contributions follow the investment direction set by participants for their own contributions. The ESPP allows for investment in BlackRock common stock at a 5% discount on the fair market value of the stock on the purchase date. Annual participation in the

ESPP is limited to the purchase of 1,000 shares of common stock or a US dollar value of $25,000 based on its fair market value on the purchase date. Mr. Swan is eligible to participate in these plans.

The information relating to Emerging Markets Fund in the table in the sub-section entitled “Management, Advisory and Other Service Arrangements — Information Regarding the Portfolio Managers — Portfolio Manager Beneficial Holdings” is deleted in its entirety and replaced with the following:

Portfolio Manager	Fund(s) Managed	Dollar Range
Andrew Swan*	Emerging Markets Fund	None
Gordon Fraser*	Emerging Markets Fund	None

* Information provided for Messrs. Swan and Fraser is as of February 28, 2017.

The last two sentences of the first paragraph of the sub-section entitled “Management, Advisory and Other Service Arrangements — Information Regarding the Portfolio Managers — Portfolio Manager Potential Material Conflicts of Interest” are deleted in their entirety and replaced with the following:

It should also be noted that Messrs. Bristow, Williams, Landers, Fraser and Swan may be managing hedge fund and/or long only accounts, or may be part of a team managing hedge fund and/or long only accounts, subject to incentive fees. Messrs. Bristow, Williams, Landers, Fraser and Swan may therefore be entitled to receive a portion of any incentive fees earned on such accounts.

*  *  *

Shareholders should retain this Supplement for future reference.

SAI-EM-0417SUP

4